Embedded conversion options and warrants (Details) (USD $)	12 Months Ended
Sep. 30, 2014
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 1	$ 0
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 2	904,000
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 3	5,456,000
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 4	0
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 5	5,456,000
Non-interest Bearing Liabilities Embedded Conversion Options And Warrants 6	$ 904,000